Document and Entity Information	6 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	noco-noco Inc.
Entity Central Index Key	0001964021
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	4931
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Temasek Avenue
Entity Address, Address Line Two	Centennial Tower, Level 18
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	39190
City Area Code	+65
Local Phone Number	69503852
Amendment Flag	true
Amendment Description	On September 19, 2023, noco-noco Inc. (the “Registrant”) filed a Registration Statement on Form F-1 (Registration No. 333-274574) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 29, 2023. On December 19, 2023, the Registrant filed a post-effective amendment No.1 to the Registration Statement to update the Registration Statement to include its financial data as of and for the years ended June 30, 2023 and 2022 and additional updates since September 19, 2023, which was subsequently declared effective by the SEC on December 29, 2023.The Registrant is filing this post-effective amendment No.2 to the Registration Statement to update the Registration Statement to include its financial data as of and for the six months ended December 31, 2023 and 2022 and additional updates since December 19, 2023.No additional securities are being registered under this post-effective amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Business Contract
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1
Local Phone Number	800-221-0102